Loss Per Share (Details) - Schedule of Weighted Average Number of Shares Used as Denominator - shares	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Number of Shares Used as Denominator [Abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	227,798,346	227,798,346